Cover	May 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2022
Entity File Number	000-52015
Entity Registrant Name	Western Capital Resources, Inc.
Entity Central Index Key	0001363958
Entity Tax Identification Number	47-0848102
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11550 “I” Street, Suite 150,
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	(402)
Local Phone Number	551-8888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable